Contribution by Non-controlling Interest - Additional Information (Detail) - Contribution by Non-controlling Interest [Member] $ in Thousands	1 Months Ended
Aug. 31, 2017 USD ($)
Bona Vita Techologies Private Limited ("Bona Vita") [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity	$ 5,500
Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity	2,500
H.I.S Co. Ltd., Japan ("HIS") [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity	$ 3,000